                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-10001

                    Oppenheimer Main Street Opportunity Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: July 31

                      Date of reporting period: 10/31/2009

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Main Street Opportunity Fund

STATEMENT OF INVESTMENTS OCTOBER 31, 2009 / UNAUDITED

                                                   SHARES           VALUE
                                                 ---------   ----------------
COMMON STOCKS--99.9%
CONSUMER DISCRETIONARY--13.0%
DIVERSIFIED CONSUMER SERVICES--1.1%
Capella Education Co.(1)                           134,600   $      9,273,940
H&R Block, Inc.                                    515,500          9,454,270
                                                             ----------------
                                                                   18,728,210
                                                             ----------------
HOTELS, RESTAURANTS & LEISURE--3.0%
Bally Technologies, Inc.(1)                        276,200         10,879,518
McDonald's Corp.                                   701,552         41,117,963
                                                             ----------------
                                                                   51,997,481
                                                             ----------------
HOUSEHOLD DURABLES--0.5%
NVR, Inc.(1)                                        13,902          9,206,878
MEDIA--4.1%
Grupo Televisa SA, Sponsored GDR                   720,415         13,947,234
McGraw-Hill Cos., Inc. (The)                     1,042,749         30,010,316
Time Warner Cable, Inc.                            366,561         14,457,166
Washington Post Co. (The), Cl. B                    28,667         12,384,144
                                                             ----------------
                                                                   70,798,860
                                                             ----------------
SPECIALTY RETAIL--4.3%
Advance Auto Parts, Inc.                           544,559         20,290,268
Best Buy Co., Inc.                                 836,073         31,921,267
GameStop Corp., Cl. A(1)                           924,200         22,448,818
                                                             ----------------
                                                                   74,660,353
                                                             ----------------
CONSUMER STAPLES--7.4%
FOOD PRODUCTS--1.8%
General Mills, Inc.                                469,070         30,921,094
HOUSEHOLD PRODUCTS--1.0%
Colgate-Palmolive Co.                              231,744         18,222,031
PERSONAL PRODUCTS--0.6%
Mead Johnson Nutrition Co., Cl. A                  255,864         10,756,523
TOBACCO--4.0%
Philip Morris International, Inc.                1,450,514         68,696,343
ENERGY--10.9%
ENERGY EQUIPMENT & SERVICES--1.3%
Schlumberger Ltd.                                  353,000         21,956,600
OIL, GAS & CONSUMABLE FUELS--9.6%
Chevron Corp.                                      414,571         31,731,264
Enbridge Energy Management LLC(1)                        1                 29
Enterprise Products Partners LP                    592,114         16,602,877
Exxon Mobil Corp.                                  656,350         47,040,605
MarkWest Energy Partners LP                        419,393         10,069,626
Murphy Oil Corp.                                   249,100         15,229,974
Occidental Petroleum Corp.                         421,400         31,975,832
Plains All American Pipeline LP                    275,537         13,178,935
                                                             ----------------
                                                                  165,829,142
                                                             ----------------
FINANCIALS--13.3%
CAPITAL MARKETS--2.0%
Knight Capital Group, Inc., Cl. A(1)               765,569         12,899,838


                  1 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

Oppenheimer Main Street Opportunity Fund

STATEMENT OF INVESTMENTS OCTOBER 31, 2009 / UNAUDITED

                                                   SHARES           VALUE
                                                 ---------   ----------------
CAPITAL MARKETS CONTINUED
State Street Corp.                                 508,498   $     21,346,746
Teton Advisors, Inc.(1,2)                              161              1,626
                                                             ----------------
                                                                   34,248,210
                                                             ----------------
COMMERCIAL BANKS--1.3%
KeyCorp                                            389,130          2,097,411
Marshall & Ilsley Corp.                          1,064,200          5,661,544
Regions Financial Corp.                          1,493,200          7,227,088
SunTrust Banks, Inc.                               109,700          2,096,367
U.S. Bancorp                                       212,100          4,924,962
                                                             ----------------
                                                                   22,007,372
                                                             ----------------
DIVERSIFIED FINANCIAL SERVICES--4.3%
Bank of America Corp.                            1,657,341         24,164,032
Citigroup, Inc.                                  3,423,200         14,000,888
JPMorgan Chase & Co.                               300,452         12,549,880
MSCI, Inc., Cl. A(1)                               769,900         23,404,960
                                                             ----------------
                                                                   74,119,760
                                                             ----------------
INSURANCE--3.0%
Chubb Corp.                                        401,870         19,498,732
Hanover Insurance Group, Inc.                      221,300          9,310,091
Hartford Financial Services Group, Inc. (The)      125,200          3,069,904
Lincoln National Corp.                             849,383         20,240,797
                                                             ----------------
                                                                   52,119,524
                                                             ----------------
REAL ESTATE INVESTMENT TRUSTS--1.6%

Digital Realty Trust, Inc.                         243,700         10,998,181
Hatteras Financial Corp.                           292,700          8,224,870
Mid-America Apartment Communities, Inc.            212,005          9,290,059
                                                             ----------------
                                                                   28,513,110
                                                             ----------------
THRIFTS & MORTGAGE FINANCE--1.1%
First Niagara Financial Group, Inc.              1,483,000         19,041,720
HEALTH CARE--13.2%
BIOTECHNOLOGY--4.4%
Amgen, Inc.(1)                                     415,809         22,341,418
Celgene Corp.(1)                                   473,948         24,195,045
Cephalon, Inc.(1)                                  215,499         11,761,935
Gilead Sciences, Inc.(1)                           206,300          8,778,065
Savient Pharmaceuticals, Inc.(1)                   708,100          8,922,060
                                                             ----------------
                                                                   75,998,523
                                                             ----------------
HEALTH CARE EQUIPMENT & SUPPLIES--1.5%
Alcon, Inc.                                        135,900         19,405,161
NuVasive, Inc.(1)                                  187,700          6,811,633
                                                             ----------------
                                                                   26,216,794
                                                             ----------------
HEALTH CARE PROVIDERS & SERVICES--2.5%
Medco Health Solutions, Inc.(1)                    491,845         27,602,341
WellPoint, Inc.(1)                                 330,900         15,472,884
                                                             ----------------
                                                                   43,075,225
                                                             ----------------


                  2 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

Oppenheimer Main Street Opportunity Fund

STATEMENT OF INVESTMENTS OCTOBER 31, 2009 / UNAUDITED

                                                   SHARES           VALUE
                                                 ---------   ----------------
LIFE SCIENCES TOOLS & SERVICES--0.9%
Illumina, Inc.(1)                                  484,100   $     15,539,610
PHARMACEUTICALS--3.9%
Abbott Laboratories                                499,311         25,250,157
Merck & Co., Inc.                                1,354,211         41,885,746
                                                             ----------------
                                                                   67,135,903
                                                             ----------------
INDUSTRIALS--12.5%
AEROSPACE & DEFENSE--1.5%
Precision Castparts Corp.                          277,300         26,490,469
AIR FREIGHT & LOGISTICS--1.3%
United Parcel Service, Inc., Cl. B                 428,000         22,975,040
COMMERCIAL SERVICES & SUPPLIES--2.6%
Republic Services, Inc.                          1,278,498         33,125,883
Stericycle, Inc.(1)                                238,100         12,469,297
                                                             ----------------
                                                                   45,595,180
                                                             ----------------
CONSTRUCTION & ENGINEERING--1.5%
Aecom Technology Corp.(1)                          712,770         17,990,315
KBR, Inc.                                          417,290          8,541,926
                                                             ----------------
                                                                   26,532,241
                                                             ----------------
INDUSTRIAL CONGLOMERATES--2.4%
General Electric Co.                               530,000          7,557,800
Tyco International Ltd.                            982,155         32,951,300
                                                             ----------------
                                                                   40,509,100
                                                             ----------------
MACHINERY--0.5%
Graco, Inc.                                        304,844          8,395,404
PROFESSIONAL SERVICES--1.7%
Verisk Analytics, Inc., Cl. A(1)                 1,076,400         29,525,652
ROAD & RAIL--1.0%
Union Pacific Corp.                                303,500         16,734,990
INFORMATION TECHNOLOGY--20.1%
COMMUNICATIONS EQUIPMENT--3.0%
Comtech Telecommunications Corp.(1)                271,700          8,727,004
QUALCOMM, Inc.                                   1,033,362         42,791,520
                                                             ----------------
                                                                   51,518,524
                                                             ----------------
COMPUTERS & PERIPHERALS--2.8%
Apple, Inc.(1)                                     259,876         48,986,626
ELECTRONIC EQUIPMENT & INSTRUMENTS--1.3%
Dolby Laboratories, Inc., Cl. A(1)                 545,484         22,877,599
INTERNET SOFTWARE & SERVICES--3.2%
eBay, Inc.(1)                                    1,348,100         30,022,187
Google, Inc., Cl. A(1)                              48,303         25,896,204
                                                             ----------------
                                                                   55,918,391
                                                             ----------------
IT SERVICES--3.3%
CACI International, Inc., Cl. A(1)                 187,043          8,906,988
Hewitt Associates, Inc.(1)                         287,555         10,213,954
MasterCard, Inc., Cl. A                             86,813         19,013,783
NeuStar, Inc., Cl. A(1)                            353,500          8,165,850


                  3 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

Oppenheimer Main Street Opportunity Fund

STATEMENT OF INVESTMENTS OCTOBER 31, 2009  / UNAUDITED

                                                   SHARES           VALUE
                                                 ---------   ----------------
IT SERVICES CONTINUED
Western Union Co.                                  607,509   $     11,038,439
                                                             ----------------
                                                                   57,339,014
                                                             ----------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--0.8%
Xilinx, Inc.                                       609,400         13,254,450
SOFTWARE--5.7%
Adobe Systems, Inc.(1)                             686,808         22,623,456
Blackboard, Inc.(1)                                204,600          7,257,162
Check Point Software Technologies Ltd.(1)          771,506         23,970,691
FactSet Research Systems, Inc.                     236,163         15,126,240
Microsoft Corp.                                    539,767         14,967,739
Sybase, Inc.(1)                                    375,600         14,858,736
                                                             ----------------
                                                                   98,804,024
                                                             ----------------
MATERIALS--3.9%
CHEMICALS--2.2%
CF Industries Holdings, Inc.                        30,000          2,497,500
Monsanto Co.                                       198,112         13,309,164
Praxair, Inc.                                      276,443         21,960,632
                                                             ----------------
                                                                   37,767,296
                                                             ----------------
CONTAINERS & PACKAGING--0.9%
Sealed Air Corp.                                   799,704         15,378,308
METALS & MINING--0.8%
Compass Minerals International, Inc.               224,700         14,003,304
TELECOMMUNICATION SERVICES--2.1%
WIRELESS TELECOMMUNICATION SERVICES--2.1%
America Movil SAB de CV, ADR, Series L             835,016         36,849,256
UTILITIES--3.5%
ENERGY TRADERS--2.1%
AES Corp. (The)(1)                               2,807,722         36,696,927
MULTI-UTILITIES--1.4%
Public Service Enterprise Group, Inc.              784,546         23,379,471
                                                             ----------------
Total Common Stocks (Cost $1,552,101,841)                       1,729,320,532
                                                             ----------------
INVESTMENT COMPANY--0.1%

Oppenheimer Institutional Money Market Fund,
Cl. E, 0.26% (3,4) (Cost $2,072,180)             2,072,180          2,072,180

TOTAL INVESTMENTS, AT VALUE (EXCLUDING
INVESTMENTS PURCHASED WITH CASH COLLATERAL
FROM SECURITIES LOANED) (COST $1,554,174,021)                   1,731,392,712
INVESTMENTS PURCHASED WITH CASH COLLATERAL
FROM SECURITIES LOANED--0.0%
OFI Liquid Assets Fund, LLC, 0.43% (3,4)
(Cost $515)                                            515                515
TOTAL INVESTMENTS, AT VALUE
(COST $1,554,174,536)                                100.0%     1,731,393,227
OTHER ASSETS NET OF LIABILITIES                        0.0            693,047
                                                 ---------   ----------------
NET ASSETS                                           100.0%  $  1,732,086,274
                                                 =========   ================

FOOTNOTES TO STATEMENT OF INVESTMENTS

(1.) Non-income producing security.


                  4 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

Oppenheimer Main Street Opportunity Fund

STATEMENT OF INVESTMENTS OCTOBER 31, 2009 / UNAUDITED

(2.) Partial or fully-loaned security. See accompanying Notes.

(3.) Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended October 31, 2009, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                         SHARES         GROSS        GROSS          SHARES
                                                     JULY 31, 2009    ADDITIONS   REDUCTIONS   OCTOBER 31, 2009
                                                     -------------   ----------   ----------   ----------------
OFI Liquid Assets Fund, LLC                                     --          515           --             515
Oppenheimer Institutional Money Market Fund, Cl. E       4,594,831   34,895,664   37,418,315       2,072,180

                                                        VALUE     INCOME
                                                     ----------   ------
OFI Liquid Assets Fund, LLC                          $      515    $ --
Oppenheimer Institutional Money Market Fund, Cl. E    2,072,180     864
                                                     ----------    ----
                                                     $2,072,695    $864
                                                     ==========    ====

(4.) Rate shown is the 7-day yield as of October 31, 2009.

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The table below categorizes amounts that are included in the Fund's Statement of Assets and Liabilities as of October 31, 2009 based on valuation input level:

                                                                                           LEVEL 3--
                                                         LEVEL 1--        LEVEL 2--       SIGNIFICANT
                                                        UNADJUSTED   OTHER SIGNIFICANT   UNOBSERVABLE
                                                      QUOTED PRICES  OBSERVABLE INPUTS       INPUTS          VALUE
                                                     --------------  -----------------   ------------   -------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Common Stocks
   Consumer Discretionary                            $  225,391,782        $   --             $--       $  225,391,782
   Consumer Staples                                     128,595,991            --              --          128,595,991
   Energy                                               187,785,742            --              --          187,785,742
   Financials                                           230,048,070         1,626              --          230,049,696
   Health Care                                          227,966,055            --              --          227,966,055
   Industrials                                          216,758,076            --              --          216,758,076
   Information Technology                               348,698,628            --              --          348,698,628
   Materials                                             67,148,908            --              --           67,148,908
   Telecommunication Services                            36,849,256            --              --           36,849,256
   Utilities                                             60,076,398            --              --           60,076,398
Investment Company                                        2,072,180            --              --            2,072,180
Investments Purchased with Cash Collateral from
Securities Loaned                                               515            --              --                  515
                                                     --------------        ------             ---       --------------
Total Assets                                         $1,731,391,601        $1,626             $--       $1,731,393,227
                                                     ==============        ======             ===       ==============


                  5 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

Oppenheimer Main Street Opportunity Fund

STATEMENT OF INVESTMENTS OCTOBER 31, 2009 / UNAUDITED

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION TECHNIQUES, IF ANY, DURING THE REPORTING PERIOD.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," inputs other than unadjusted quoted prices for an asset that are observable are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the "bid" and "asked" prices.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market


                  6 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

Oppenheimer Main Street Opportunity Fund

STATEMENT OF INVESTMENTS OCTOBER 31, 2009  / UNAUDITED

inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies during the period.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund's investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

INVESTMENT IN OFI LIQUID ASSETS FUND, LLC. The Fund is permitted to invest cash collateral received in connection with its securities lending activities. Pursuant to the Fund's Securities Lending Procedures, the Fund may invest cash collateral in, among other investments, an affiliated money market fund. OFI Liquid Assets Fund, LLC ("LAF") is a limited liability company whose investment objective is to seek current income and stability of principal. The Manager is also the investment adviser of LAF. LAF is not registered under the Investment Company Act of 1940. However, LAF does comply with the investment restrictions applicable to registered money market funds set forth in Rule 2a-7 adopted under the Investment Company Act. When applicable, the Fund's investment in LAF is included in the Statement of Investments. Shares of LAF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of LAF's expenses, including its management fee of 0.08%.

SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The loans are secured by collateral (either securities, letters of credit, or cash) in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower and recognizes the gain or loss in the fair value of the securities loaned that may occur during the term of the loan. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. As of October 31, 2009, the Fund had on loan securities valued at $355. Collateral of $515 was received for the loans, all of which was received in cash and subsequently invested in approved instruments.


                  7 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

Oppenheimer Main Street Opportunity Fund

STATEMENT OF INVESTMENTS OCTOBER 31, 2009 / UNAUDITED

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of October 31, 2009 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities   $1,565,529,322
                                 ==============

Gross unrealized appreciation    $  192,251,414
Gross unrealized depreciation       (26,387,509)
                                 --------------
Net unrealized appreciation      $  165,863,905
                                 ==============


                  8 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 10/31/2009, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Main Street Opportunity Fund


By: /s/ John V. Murphy
    ---------------------------------
    John V. Murphy
    Principal Executive Officer

Date: 12/10/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ John V. Murphy
    ---------------------------------
    John V. Murphy
    Principal Executive Officer

Date: 12/10/2009


By: /s/ Brian W. Wixted
    ---------------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 12/10/2009